Expense Example, No Redemption - PIMCO Total Return ESG Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	318	515	728	1,342	171	530	913	1,987